Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

In February 2013, the Partnership completed its joint venture agreement with Belgium-based Exmar NV to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and includes 16 owned LPG carriers (including four newbuildings scheduled for delivery in 2014) and five chartered-in LPG carriers. In addition, the joint venture recently ordered another four medium-size gas carrier newbuildings with deliveries scheduled between 2015 and 2016, with options to order up to four additional vessels, which brings the total fleet size of Exmar LPG BVBA to 25 vessels, excluding options. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012, the Partnership invested approximately $134 million of equity and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date, secured by certain vessels in the Exmar LPG BVBA fleet. Exmar LPG BVBA is in the process of refinancing the joint venture fleet and four of the newbuildings with a new $355 million debt facility.